Share-based payments	6 Months Ended
Jun. 30, 2018
Share-based Payment Arrangements [Abstract]
Share-based payments

Note 13 Share-based payments
The following share-based payment amounts are included in the income statements as operating costs.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2018	2017	2018	2017
Employee savings plan (ESP)	(7)	(7)	(14)	(14)
Restricted share units (RSUs) and performance share units (PSUs)	(11)	(10)	(30)	(27)
Other (1)	(2)	(2)	(6)	(5)
Total share-based payments	(20)	(19)	(50)	(46)

(1) Includes deferred share plan (DSP), deferred share units (DSUs) and stock options.
The following tables summarize the change in outstanding ESP shares, RSUs/PSUs, DSUs and stock options for the period ended June 30, 2018.
ESP

NUMBER OF ESP SHARES
Unvested contributions, January 1, 2018	1,039,030
Contributions(1)	331,987
Dividends credited	26,960
Vested	(255,867)
Forfeited	(71,395)
Unvested contributions, June 30, 2018	1,070,715

(1)	The weighted average fair value of the shares contributed during the six months ended June 30, 2018 was $56.

RSUs/PSUs

NUMBER OF RSUs/PSUs
Outstanding, January 1, 2018	2,740,392
Granted(1)	958,411
Dividends credited	71,863
Settled	(1,010,626)
Forfeited	(20,287)
Outstanding, June 30, 2018	2,739,753

(1)	The weighted average fair value of the RSUs/PSUs granted during the six months ended June 30, 2018 was $57.

DSUs

NUMBER OF DSUs
Outstanding, January 1, 2018	4,309,528
Issued(1)	69,659
Settlement of RSUs/PSUs	112,675
Dividends credited	116,172
Settled	(181,645)
Outstanding, June 30, 2018	4,426,389

(1)	The weighted average fair value of the DSUs issued during the six months ended June 30, 2018 was $55.

STOCK OPTIONS

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Outstanding, January 1, 2018	10,490,249	55
Granted	3,651,802	57
Exercised(1)	(59,756)	39
Forfeited	(4,641)	59
Outstanding, June 30, 2018	14,077,654	56
Exercisable, June 30, 2018	4,606,773	52

(1)	The weighted average share price for options exercised during the six months ended June 30, 2018 was $56.
ASSUMPTIONS USED IN STOCK OPTION PRICING MODEL
The fair value of options granted was determined using a variation of a binomial option pricing model that takes into account factors specific to the share incentive plans, such as the vesting period. The following table shows the principal assumptions used in the valuation.

2018
Weighted average fair value per option granted	$2.13
Weighted average share price	$57
Weighted average exercise price	$57
Dividend yield	5%
Expected volatility	12%
Risk-free interest rate	2%
Expected life (years)	4

Expected volatilities are based on the historical volatility of BCE’s share price. The risk-free rate used is equal to the yield available on Government of Canada bonds at the date of grant with a term equal to the expected life of the options.